Capital surplus (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Capital Surplus

	As of December 31, 2025
	Share premium	Share-based payments	Total
January 1	$7,273,954	$573,792	$7,847,746
Employee bonus shares	-	87,808	87,808
Issuance of ordinary shares (Note 18)	1,383,816		1,383,816
December 31	$8,657,770	$661,600	$9,319,370

	As of December 31, 2024
	Share premium	Share-based payments	Total
January 1	$7,273,954	$442,080	$7,716,034
Employee bonus shares	-	131,712	131,712
December 31	$7,273,954	$573,792	$7,847,746